Report of Directors Corporate Governance - Payments to past Directors (Details) - Former Directors	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of transactions between related parties [line items]
Payments to key management personnel in excess of minimum threshold	£ 0
Key management personnel, threshold minimum	£ 50,000